REVENUE - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	¥ 25,307	¥ 23,891	¥ 21,882
Leased and owned hotels revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	12,943	13,843	13,796
Room revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	11,002	11,806	11,789
Food and beverage revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	1,319	1,342	1,333
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	622	695	674
Manachised and franchised hotels
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	11,696	9,498	7,694
Central reservation system usage fees, other system maintenance and support fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	4,301	3,318	2,628
On-going management and service/royalty fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	3,957	3,306	2,785
Reimbursements for hotel manager fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	2,179	1,752	1,400
Initial one-time license/franchise fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	181	137	114
Other fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	1,078	985	767
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	¥ 668	¥ 550	¥ 392